UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jan-12

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          87

Form 13F Information Table Value Total:     $ 85,895

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1346    16464 SH       Sole                     1855             14609
                                                                63      775 SH                                                   775
Apple Computer Inc             COM              037833100      689     1700 SH       Sole                                       1700
Archer-Daniels-Midland Company COM              039483102     1286    44965 SH       Sole                     5275             39690
                                                                10      350 SH                                                   350
Auto Data Processing           COM              053015103     1942    35957 SH       Sole                     3925             32032
                                                                91     1680 SH                                                  1680
Becton, Dickinson & Company    COM              075887109     1700    22751 SH       Sole                     2500             20251
                                                                64      850 SH                                                   850
Bemis Company                  COM              081437105     1454    48344 SH       Sole                     5865             42479
                                                                77     2575 SH                                 100              2475
Berkshire Hathaway, Inc. New C COM              084670702      237     3100 SH       Sole                                       3100
Brown Forman Corp CL B         COM              115637209     1464    18189 SH       Sole                     1905             16284
                                                                10      125 SH                                                   125
C.R. Bard Inc.                 COM              067383109     1697    19847 SH       Sole                     2265             17582
                                                                91     1060 SH                                                  1060
CenturyLink, Inc.              COM              156700106     1333    35843 SH       Sole                     3845             31998
                                                                39     1050 SH                                  75               975
Chubb Corp.                    COM              171232101     2143    30954 SH       Sole                     3100             27854
                                                               100     1450 SH                                  50              1400
Cognizant Technology Solutions COM              192446102     1212    18851 SH       Sole                     2095             16756
                                                                21      325 SH                                                   325
Cohen Steers Realty Ishares    COM              464287564     1386    19731 SH       Sole                     2125             17606
                                                                 5       75 SH                                                    75
Disney (Walt) Holding Co.      COM              254687106       94     2506 SH       Sole                                       2506
                                                               138     3680 SH                                                  3680
Dover Corp.                    COM              260003108     1396    24055 SH       Sole                     2505             21550
                                                                 9      150 SH                                                   150
Ecolab Inc.                    COM              278865100     1718    29721 SH       Sole                     3035             26686
                                                                12      200 SH                                                   200
Emerson Electric Company       COM              291011104     1689    36243 SH       Sole                     3425             32818
                                                                57     1225 SH                                  50              1175
Exxon Mobil Corp.              COM              30231G102     3021    35643 SH       Sole                     3900             31743
                                                               415     4900 SH                                                  4900
General Mills Inc.             COM              370334104      222     5500 SH       Sole                                       5500
Hormel Foods Corp.             COM              440452100     1531    52256 SH       Sole                     5630             46626
                                                                48     1625 SH                                                  1625
IBM Corp.                      COM              459200101     2010    10933 SH       Sole                     1280              9653
                                                               386     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1501    22887 SH       Sole                     2175             20712
                                                                36      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1513    59630 SH       Sole                     7110             52520
                                                                69     2725 SH                                                  2725
M & T Bank Corp.               COM              55261F104      233     3051 SH       Sole                                       3051
MSCI EAFE Ishares              COM              464287465     3201    64626 SH       Sole                     5190             59436
                                                                49      990 SH                                 290               700
MSCI Emerging Markets Ishares  COM              464287234     6042   159245 SH       Sole                    15040            144205
                                                                86     2259 SH                                  99              2160
Oracle Corporation             COM              68389X105     1057    41199 SH       Sole                     3955             37244
                                                                 8      300 SH                                                   300
P P G Industries Inc.          COM              693506107     1872    22426 SH       Sole                     2430             19996
                                                                27      325 SH                                  50               275
PepsiCo Inc.                   COM              713448108     1999    30124 SH       Sole                     4157             25967
                                                               337     5075 SH                                                  5075
Procter & Gamble Co.           COM              742718109      707    10594 SH       Sole                                      10594
                                                               220     3292 SH                                                  3292
Questar Corp.                  COM              748356102     1445    72765 SH       Sole                     8710             64055
                                                                22     1100 SH                                 100              1000
Regions Financial Corp.        COM              7591ep100       26     5934 SH       Sole                                       5934
                                                                24     5647 SH                                                  5647
Rogers Int'l Commodity Index   COM              870297801     3805   447069 SH       Sole                    38225            408844
                                                                54     6300 SH                                                  6300
S&P Mid Cap 400 Ishares        COM              464287507     5882    67138 SH       Sole                     6235             60903
                                                                92     1050 SH                                 100               950
S&P Small Cap 600 Ishares      COM              464287804     3884    56863 SH       Sole                     5550             51313
                                                                67      975 SH                                 100               875
SPDR Gold Trust                COM              78463V107      437     2873 SH       Sole                                       2873
Schlumberger Ltd.              COM              806857108     2177    31876 SH       Sole                     3070             28806
                                                               116     1700 SH                                                  1700
Sigma Aldrich Corp.            COM              826552101     1556    24905 SH       Sole                     2735             22170
                                                                91     1450 SH                                                  1450
Southern Company               COM              842587107     2762    59657 SH       Sole                     5800             53857
                                                               388     8390 SH                                 300              8090
Standard & Poor's 500 Dep. Rec COM              78462f103     1143     9108 SH       Sole                      274              8834
                                                                21      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1808    26752 SH       Sole                     3170             23582
                                                                30      450 SH                                                   450
Stryker Corp.                  COM              863667101     2201    44272 SH       Sole                     3715             40557
                                                                14      275 SH                                                   275
Target Corp.                   COM              87612E106     1489    29071 SH       Sole                     3355             25716
                                                                72     1400 SH                                                  1400
Tortoise Energy Infrastructure COM              89147l100     2087    52189 SH       Sole                     5475             46714
                                                                59     1475 SH                                                  1475
WW Grainger                    COM              384802104     2688    14362 SH       Sole                     1715             12647
                                                               108      575 SH                                                   575
Walgreen Company               COM              931422109     1157    35010 SH       Sole                     3175             31835
                                                                30      920 SH                                                   920